Net finance expense (income)	9 Months Ended
May 31, 2025
Net finance expense (income)
Net finance expense (income)

18. Net finance expense (income)

	Three-month period	Three-month period	Nine-month period	Nine-month period
	ended May 31,	ended May 31,	ended May 31,	ended May 31,
	2025	2024	2025	2024
	$	$	$	$
Interest and bank charges	70,693	59,900	148,898	203,390
Interest income	(143,312)	(11,043)	(183,400)	(59,343)
Foreign currency exchange	624,379	—	596,032	—
Transaction costs [note 15]	—	—	1,040,742	1,860,335
Litigation settlement costs [note 9]	2,813,511	—	2,813,511	—
Loss (gain) on derivative liabilities [note 15]	34,815	404,444	(3,094,833)	(5,913,484)
	3,400,086	453,301	1,320,950	(3,909,102)